LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the year ended December 31, 2023, and 2022 are as follows:

Components of lease expense:	2023	2022
Amortization of right-of-use assets - finance lease	$128,324	$—
Interest on lease liabilities - finance lease	33,838	—
Operating lease cost	39,887	—
Total lease cost	$202,049	$—

SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES
Operating leases:	2023	2022
Operating lease right-of-use, assets	$370,312	$—
Operating lease liability, current	94,708	—
Operating lease liability, non-current	283,001	—
Total operating lease liabilities	$377,709	$—

Financing leases:	2023	2022
Financing lease right-of-use assets, gross	$1,294,168	$—
Accumulated amortization	(128,324)
Finance lease right-of-use assets, net	$1,165,844	$—
Financing lease liability, current	365,463	—
Financing lease liability, non-current	835,467	—
Financing lease liability, long-term	$1,200,930	$—

Weighted-average remaining lease term:	2023	2022
Operating leases (in years)	3.58	—
Finance leases (in years)	3.25	—

Weighted-average discount rate:	2023	2022
Operating leases	8.07%	—
Finance leases	8.01%	—

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE
	Operating Leases	Finance Leases
2024	$121,726	$448,505
2025	121,726	448,505
2026	121,726	270,395
2027 and thereafter	71,007	202,970
Total undiscounted cash flows	436,185	1,370,375
Less discounting	(58,476)	(169,445)
Present value of lease liabilities	$377,709	$1,200,930